Property and equipment (Details 1) (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Property and equipment is composed as follows
Property and equipment	R$ 146,739	R$ 67,104
Data processing equipment
Property and equipment is composed as follows
Property and equipment	42,133	15,519
Facilities
Property and equipment is composed as follows
Property and equipment	9	11
Machinery and equipment
Property and equipment is composed as follows
Property and equipment	93,372	41,661
Furniture and fittings
Property and equipment is composed as follows
Property and equipment	2,210	2,005
Leasehold improvements
Property and equipment is composed as follows
Property and equipment	8,158	6,759
Vehicles
Property and equipment is composed as follows
Property and equipment	857	1,149
Cost
Property and equipment is composed as follows
Property and equipment	168,955	78,607
Cost | Data processing equipment
Property and equipment is composed as follows
Property and equipment	53,670	23,334
Cost | Facilities
Property and equipment is composed as follows
Property and equipment	38	38
Cost | Machinery and equipment
Property and equipment is composed as follows
Property and equipment	102,736	44,757
Cost | Furniture and fittings
Property and equipment is composed as follows
Property and equipment	2,460	2,153
Cost | Leasehold improvements
Property and equipment is composed as follows
Property and equipment	8,680	6,954
Cost | Vehicles
Property and equipment is composed as follows
Property and equipment	1,371	1,371
Accumulated amortization
Property and equipment is composed as follows
Property and equipment	(22,216)	(11,503)
Accumulated amortization | Data processing equipment
Property and equipment is composed as follows
Property and equipment	(11,537)	(7,815)
Accumulated amortization | Facilities
Property and equipment is composed as follows
Property and equipment	(29)	(27)
Accumulated amortization | Machinery and equipment
Property and equipment is composed as follows
Property and equipment	(9,364)	(3,096)
Accumulated amortization | Furniture and fittings
Property and equipment is composed as follows
Property and equipment	(250)	(148)
Accumulated amortization | Leasehold improvements
Property and equipment is composed as follows
Property and equipment	(522)	(195)
Accumulated amortization | Vehicles
Property and equipment is composed as follows
Property and equipment	R$ (514)	R$ (222)